Financial Instruments and Fair Value Disclosures - Effect of Derivative Instruments not designated as hedging instruments (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net loss on derivatives	$ (387,740)	$ (95,288)	$ (714,074)
Loss on derivatives, net
Interest rate swaps - Fair value	504,602	834,829
Interest rate swaps - Realized Loss	$ (892,342)	$ (930,117)